NET OPERATING REVENUE (Tables)	12 Months Ended
Dec. 31, 2018
NET OPERATING REVENUE
Schedule of net operating revenue

	12/31/2018	12/31/2017	12/31/2016
		(Reclassified)	(Reclassified)
OPERATING INCOME
Generation
Power supply for distribution companies	13,268,869	15,932,406	14,488,299
Power supply for end consumers	2,319,857	2,554,279	2,484,920
Short-Term Electric Power	1,296,526	1,006,114	927,183
Revenue from operation and maintenance of renewed concessions (b)	2,708,451	2,198,347	2,178,699
Revenue from construction of renewed plants	34,295	52,836	17,939
Financial effect of Itaipu	511,079	626,135	(346,638)
	20,139,077	22,370,117	19,750,402
Transmission
Revenue from operation and maintenance	4,083,948	3,319,935	2,758,611
Construction revenue	673,190	917,447	239,691
Financial - Return on investment	757,745	1,139,816	1,174,703
Financial - Return on investment - RBSE (a)	3,556,391	4,922,827	29,406,261
	9,071,274	10,300,025	33,579,266
Other revenues	869,183	1,041,317	655,851
	30,079,534	33,711,459	53,985,519

(-) Deductions from operating revenue

(-) ICMS	(431,850)	(358,127)	(295,831)
(-)PASEP and COFINS	(3,079,004)	(2,520,542)	(1,933,898)
(-) Sector charges	(1,583,049)	(1,382,248)	(1,346,331)
(-)Other deductions (including ISS)	(9,884)	(9,210)	(9,346)
	(5,103,787)	(4,270,127)	(3,585,406)

Net operating revenue	24,975,747	29,441,332	50,400,113

(a)    RBSE

Schedule of financial assets to be received arising from expenses relating to investments, expansions and/or improvements to certain assets

	12/31/2018
Transmission	Chesf	Eletronorte	Eletrosul	Furnas	Total
Balance on 12/31/2017	10,868,543	5,544,767	2,145,040	19,679,665	38,238,015
Adjustment for the initial adoption of IFRS 9 (a)	257,689	454,788	55,916	370,152	1,138,545
Receipt of financial asset - amortization	(1,856,228)	(979,881)	(417,552)	(3,401,741)	(6,655,402)
Fair value adjustment - Result effect	1,019,022	630,630	230,230	1,676,509	3,556,391
Total value of the updated financial asset (b)	10,289,026	5,650,304	2,013,634	18,324,585	36,277,549

	12/31/2017
Transmission	Chesf	Eletronorte	Eletrosul	Furnas	Total
Basic network - RBSE - Historical balance	1,187,029	1,732,910	520,332	4,530,060	7,970,331
VNR update - IPCA and remuneration	10,656,553	4,294,043	1,867,332	16,705,452	33,523,380
Receipt of financial asset	(975,039)	(482,186)	(242,624)	(1,555,847)	(3,255,696)
Total value of the updated financial asset (b)	10,868,543	5,544,767	2,145,040	19,679,665	38,238,015

Result effect - 01/01/2017 to 12/31/2017
Operating revenue	1,278,835	698,370	271,205	2,674,417	4,922,827
Provision of RPJ/CSLL	(434,804)	(237,446)	(92,210)	(909,302)	(1,673,762)
Net effect	844,031	460,924	178,995	1,765,115	3,249,065

(a) Further details in note 3.1.2 item a.

(b) Further details in note 16.